Contingencies and Commitments (Tables)	12 Months Ended
Dec. 31, 2018
Contingencies and Commitments
Schedule of operating lease commitment

Leased Property
Years ending December 31	Costs
2019	$1,728,670
2020	1,341,024
2021	1,202,496
2022	1,294,781
2023	1,343,668
Thereafter	2,587,280
Total	$9,497,919